FAIR VALUE	3 Months Ended	12 Months Ended
	Jan. 31, 2022	Oct. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE

13. FAIR VALUE

The authoritative guidance for fair value measurements defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or the most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Market participants are buyers and sellers in the principal market that are (i) independent, (ii) knowledgeable, (iii) able to transact, and (iv) willing to transact. The guidance describes a fair value hierarchy based on the levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

● Level 1 — Quoted prices in active markets for identical assets or liabilities.

● Level 2— Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or corroborated by observable market data or substantially the full term of the assets or liabilities.

● Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the value of the assets or liabilities.

The following table provides the assets and liabilities carried at fair value measured on a recurring basis as of January 31, 2022 and October 31, 2021 (in thousands):

Fair value measured at January 31, 2022
	Level 1	Level 2	Level 3	Total
Financial assets at fair value:
Cash equivalents (money market funds)	$17,154	$-	$-	$17,154
Total Financial Assets at Fair Value	$17,154	$-	$-	$17,154

Financial liabilities at fair value:
Preferred stock redemption liability	$-	$-	$87	$87
Common stock warrant liability, warrants exercisable at $0.25 through September 2024	-	-	7	7
Common stock warrant liability, warrants exercisable at $0.70 through 5 years after the date such warrants become exercisable, if ever (Private Placement Warrants)	-	-	1,120	1,120
Total financial liabilities at fair value	$-	$-	$1,214	$1,214

Fair value measured at October 31, 2021
	Level 1	Level 2	Level 3	Total
Financial assets at fair value:
Cash equivalents (money market funds)	$17,153	$-	$-	$17,153
Total Financial Assets at Fair Value	$17,153	$-	$-	$17,153

Financial liabilities at fair value:
Common stock warrant liability, warrants exercisable at $0.30 through September 2024	$-	$-	$27	$27
Common stock warrant liability, warrants exercisable at $0.70 through 5 years after the date such warrants become exercisable, if ever (Private Placement Warrants)	-	-	4,902	4,902
Total financial liabilities at fair value	$-	$-	$4,929	$4,929

The following table presents changes in Level 3 liabilities measured at fair value (in thousands) for the three months ended January 31, 2022. Unobservable inputs were used to determine the fair value of positions that the Company has classified within the Level 3 category.

	Preferred Stock Redemption Liability	Warrant Liabilities	Total
Fair value at October 31, 2021	$-	$4,929	$4,929
Additions	87	-	87
Change in fair value	-	(3,802)	(3,802)
Fair value at January 31, 2022	$87	$1,127	$1,214

      Shares of Common Stock

and Warrants to Purchase

      Shares of Common Stock

ADVAXIS, INC.

PROSPECTUS

A.G.P.

           , 2022

Until           , 2022, (25 days after the date of this prospectus) all dealers that effect transactions in the shares of our common stock, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealers’ obligation to deliver a prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.

PART II

INFORMATION NOT REQUIRED IN PROSPECTUS

Item 13. Other Expenses of Issuance and Distribution

The following table sets forth all expenses, other than underwriting discounts and commissions, payable by us in connection with the sale of the shares of common stock being registered. All of such expenses are estimates, except the fees payable to the SEC and the Financial Industry Regulatory Authority.

Securities and Exchange Commission registration fee		$2,317.50
Financial Industry Regulatory Authority fee*	$
Stock exchange fees*
Printing and mailing expenses*
Legal fees and expenses*
Accounting fees and expenses*
Transfer agent and registrar fees*
Miscellaneous fees and expenses*
Total:	$

* To be provided by amendment.

Item 14. Indemnification of Directors and Officers

Section 145 of the Delaware General Corporation Law, or the DGCL, authorizes a corporation to indemnify its directors and officers against liabilities arising out of actions, suits and proceedings to which they are made or threatened to be made a party by reason of the fact that they have served or are currently serving as a director or officer to a corporation. The indemnity may cover expenses (including attorneys’ fees) judgments, fines and amounts paid in settlement actually and reasonably incurred by the director or officer in connection with any such action, suit or proceeding. Section 145 permits corporations to pay expenses (including attorneys’ fees) incurred by directors and officers in advance of the final disposition of such action, suit or proceeding. In addition, Section 145 provides that a corporation has the power to purchase and maintain insurance on behalf of its directors and officers against any liability asserted against them and incurred by them in their capacity as a director or officer, or arising out of their status as such, whether or not the corporation would have the power to indemnify the director or officer against such liability under Section 145.

We have adopted provisions in our certificate of incorporation and bylaws to be in effect at the consummation of this offering that limit or eliminate the personal liability of our directors to the fullest extent permitted by the DGCL, as it now exists or may in the future be amended. Consequently, a director will not be personally liable to us or our stockholders for monetary damages or breach of fiduciary duty as a director, except for liability for:

●	any breach of the director’s duty of loyalty to us or our stockholders;

●	any act or omission not in good faith or that involves intentional misconduct or a knowing violation of law;

●	any unlawful payments related to dividends or unlawful stock purchases, redemptions or other distributions; or

●	any transaction from which the director derived an improper personal benefit.

These limitations of liability do not alter director liability under the federal securities laws and do not affect the availability of equitable remedies such as an injunction or rescission.

In addition, our bylaws provide that:

●	we will indemnify our directors, officers and, in the discretion of our board of directors, certain employees to the fullest extent permitted by the DGCL, as it now exists or may in the future be amended; and

●	we will advance reasonable expenses, including attorneys’ fees, to our directors and, in the discretion of our board of directors, to our officers and certain employees, in connection with legal proceedings relating to their service for or on behalf of us, subject to limited exceptions.

We have entered into indemnification agreements with each of our directors and intend to enter into such agreements with certain of our executive officers. These agreements provide that we will indemnify each of our directors, certain of our executive officers and, at times, their affiliates to the fullest extent permitted by Delaware law. We will advance expenses, including attorneys’ fees (but excluding judgments, fines and settlement amounts), to each indemnified director, executive officer or affiliate in connection with any proceeding in which indemnification is available and we will indemnify our directors and officers for any action or proceeding arising out of that person’s services as a director or officer brought on behalf of the Company and/or in furtherance of our rights. Additionally, each of our directors may have certain rights to indemnification, advancement of expenses and/or insurance provided by their affiliates, which indemnification relates to and might apply to the same proceedings arising out of such director’s services as a director referenced herein. Nonetheless, we have agreed in the indemnification agreements that the Company’s obligations to those same directors are primary and any obligation of the affiliates of those directors to advance expenses or to provide indemnification for the expenses or liabilities incurred by those directors are secondary.

We also maintain general liability insurance which covers certain liabilities of our directors and officers arising out of claims based on acts or omissions in their capacities as directors or officers, including liabilities under the Securities Act.

The underwriting agreement filed as Exhibit 1.1 to this registration statement provides for indemnification of us and our directors and officers by the underwriters against certain liabilities under the Securities Act and the Exchange Act.

Item 15. Recent Sales of Unregistered Securities

On January 31, 2022, the Company completed the issuance and sale, in a private placement under Regulation D under the Securities Act of 1933, as amended, of 1,000,000 shares of the Company’s Series D Convertible Redeemable Preferred Stock, par value $0.001 per share (the “Series D Preferred Stock”). The shares of Series D Preferred Stock were convertible, at a conversion price of $0.25 per share (subject in certain circumstances to adjustments), into shares of the Company’s common stock, par value $0.001 per share. All shares of the Series D Preferred Stock were redeemed on April 7, 2022.

Item 16. Exhibits

1.1	Form of Underwriting Agreement (to be filed by amendment).

3.1	Form of Certificate of Amendment of the Amended and Restated Certificate of Incorporation of Advaxis, Inc.

3.2	Amended and Restated Certificate of Incorporation. Incorporated by reference to Annex C to DEF 14A Proxy Statement filed with the SEC on May 15, 2006.

3.3	Certificate of Designations of Preferences, Rights and Limitations of Series B Preferred Stock of the registrant, dated July 19, 2010. Incorporated by reference to Exhibit 4.1 to Current Report on Form 8-K filed with the SEC on July 20, 2010.

3.4	Certificate of Amendment to Amended and Restated Certificate of Incorporation filed with the Delaware Secretary of State on August 16, 2012. Incorporated by reference to Exhibit 3.1 to Current Report on Form 8-K filed with the SEC on August 17, 2012.

3.5	Certificate of Amendment to Amended and Restated Certificate of Incorporation filed with the Delaware Secretary of State on July 11, 2013 (reverse stock split). Incorporated by reference to Exhibit 3.1 to Current Report on Form 8-K filed with the SEC on July 15, 2013.

3.6	Certificate of Amendment to Amended and Restated Certificate of Incorporation filed with the Delaware Secretary of State on July 12, 2013 (reverse stock split). Incorporated by reference to Exhibit 3.2 to Current Report on Form 8-K filed with the SEC on July 15, 2013.

3.7	Certificate of Amendment to Amended and Restated Certificate of Incorporation filed with the Delaware Secretary of State on July 9, 2014. Incorporated by reference to Exhibit 3.1 to Current Report on Form 8-K filed with the SEC on July 10, 2014.

3.8	Certificate of Amendment to Amended and Restated Certificate of Incorporation filed with the Delaware Secretary of State on March 10, 2016. Incorporated by reference to Exhibit 3.1 to Current Report on Form 8-K filed with the SEC on March 11, 2016.

3.9	Certificate of Amendment to Amended and Restated Certificate of Incorporation filed with the Delaware Secretary of State on March 21, 2018. Incorporated by reference to Exhibit 3.1 to Current Report on Form 8-K filed with the SEC on March 21, 2018.

3.10	Second Amended and Restated By-Laws of Advaxis, Inc. Incorporated by reference to Exhibit 3.1 of the Current Report on Form 8-K filed with the SEC on March 5, 2021.

3.11	Amendment No. 1 to the Second Amended and Restated By-Laws of Advaxis, Inc. Incorporated by reference to Exhibit 3.1 of the Current Report on Form 8-K filed with the SEC on September 20, 2021.

3.12	Certificate of Correction to the Certificate of Designation of Preferences, Rights, and Limitations of Series D Convertible Redeemable Preferred Stock, Incorporated by reference to Exhibit 3.13 of the Annual Report on Form 10-K filed with the SEC on February 14, 2022.

3.13	Certificate of Correction to the Amended and Restated Certificate of Incorporation of Advaxis, Inc., filed with the Secretary of State of the State of Delaware on January 27, 2022, Incorporated by reference to Exhibit 3.1 to Current Report on Form 8-K filed with the SEC on January 28, 2022

3.14	Certificate of Correction to the Certificate of Amendment of the Amended and Restated Certificate of Incorporation of Advaxis, Inc., filed with the Secretary of State of the State of Delaware on January 27, 2022, Incorporated by reference to Exhibit 3.2 to Current Report on Form 8-K filed with the SEC on January 28, 2022

3.15	Certificate of Correction to the Certificate of Amendment of the Amended and Restated Certificate of Incorporation of Advaxis, Inc., filed with the Secretary of State of the State of Delaware on January 27, 2022, Incorporated by reference to Exhibit 3.3 to Current Report on Form 8-K filed with the SEC on January 28, 2022

3.16	Certificate of Correction to the Certificate of Amendment of the Amended and Restated Certificate of Incorporation of Advaxis, Inc., filed with the Secretary of State of the State of Delaware on January 27, 2022, Incorporated by reference to Exhibit 3.4 to Current Report on Form 8-K filed with the SEC on January 28, 2022

3.17	Certificate of Correction to the Certificate of Amendment of the Amended and Restated Certificate of Incorporation of Advaxis, Inc., filed with the Secretary of State of the State of Delaware on January 27, 2022, Incorporated by reference to Exhibit 3.5 to Current Report on Form 8-K filed with the SEC on January 28, 2022

3.18

Certificate of Correction to the Certificate of Amendment of the Amended and Restated Certificate of Incorporation of Advaxis, Inc., filed with the Secretary of State of the State of Delaware on January 27, 2022, Incorporated by reference to Exhibit 3.6 to Current Report on Form 8-K filed with the SEC on January 28, 2022

3.19	Certificate of Correction to the Certificate of Amendment of the Amended and Restated Certificate of Incorporation of Advaxis, Inc., filed with the Secretary of State of the State of Delaware on January 27, 2022, Incorporated by reference to Exhibit 3.7 to Current Report on Form 8-K filed with the SEC on January 28, 2022

3.20	Amendment No. 2 to the Second Amended and Restated By-Laws of Advaxis, Inc., Incorporated by reference to Exhibit 3.9 to Current Report on Form 8-K filed with the SEC on January 28, 2022

3.21	Certificate of Designation of Preferences, Rights and Limitations of Series D Convertible Redeemable Preferred Stock, Incorporated by reference to Exhibit 3.1 to Current Report on Form 8-K filed with the SEC on February 1, 2022

4.1	Form of Warrant Agency Agreement, dated as of September 11, 2018 between Advaxis, Inc. and Continental Stock Transfer and Trust Company (and Form of Warrant contained therein), Incorporated by reference to Exhibit 4.1 to Current Report on Form 8-K filed with the SEC on September 11, 2018.

4.2	Form of Common Warrant dated July 25, 2019 Incorporated by reference to Exhibit 4.2 to the Current Report on Form 8-K filed with the SEC on July 25, 2019.

4.3	Form of Common Stock Warrant dated November 27, 2020. Incorporated by reference to Exhibit 4.1 to the Current Report on Form 8-K filed with the SEC on November 27, 2020.

4.4	Form of Pre-Funded Warrant. Incorporated by reference to Exhibit 4.1 to the Current Report on Form 8-K filed with the SEC on April 12, 2021.

4.5	Form of Accompanying Warrant. Incorporated by reference to Exhibit 4.2 to the Current Report on Form 8-K filed with the SEC on April 12, 2021.

4.6	Form of Private Placement Warrant. Incorporated by reference to Exhibit 4.3 to the Current Report on Form 8-K filed with the SEC on April 12, 2021.

4.7	Description of each class of securities registered under Section 12 of the Securities Exchange Act of 1934. Incorporated by reference to Exhibit 4.7 to the Annual Report on Form 10-K filed with the SEC on February 14, 2022.

5.1	Opinion of Morgan, Lewis & Bockius LLP (to be filed by amendment).

10.1	License Agreement, between the Trustees of the University of Pennsylvania and the registrant dated as of June 17, 2002, as Amended and Restated on February 13, 2007. Incorporated by reference to Exhibit 10.11 to Annual Report on Form 10-KSB filed with the SEC on February 13, 2007.

10.2	Amended and Restated 2009 Stock Option Plan of the registrant. Incorporated by reference to Annex A to DEF 14A Proxy Statement filed with the SEC on April 30, 2010.

10.3	Second Amendment to the Amended and Restated Patent License Agreement between the registrant and the Trustees of the University of Pennsylvania dated as of May 10, 2010. Incorporated by reference to Exhibit 10.1 to Quarterly Report on Form 10-Q filed with the SEC on June 3, 2010.

10.4	2011 Omnibus Incentive Plan of registrant. Incorporated by reference to Annex A to DEF 14A Proxy Statement filed with the SEC on August 29, 2011.

10.5	Amendment No. 1, dated as of March 26, 2007, to the License Agreement, between the Trustees of the University of Pennsylvania and Advaxis, Inc. dated as of June 17, 2002, as amended and restated on February 13, 2007. Incorporated by reference to Exhibit 10.1 to Quarterly Report on Form 10-Q filed with the SEC on June 14, 2012.

10.6	Amendment No. 3, dated as of December 12, 2011, to the License Agreement, between the Trustees of the University of Pennsylvania and Advaxis, Inc. dated as of June 17, 2002, as amended and restated on February 13, 2007. Incorporated by reference to Exhibit 10.5 to Quarterly Report on Form 10-Q filed with the SEC on June 14, 2012.

10.7	Amendment No. 1 to 2011 Omnibus Incentive Plan of registrant. Incorporated by reference to Annex B to DEF 14A Proxy Statement filed with the SEC on July 19, 2012.

10.8	Indemnification Agreement. Incorporated by reference to Exhibit 10.3 to Current Report on Form 8-K filed with the SEC on August 20, 2013.

10.9	Exclusive License and Technology Transfer Agreement by and between Advaxis, Inc. and Global BioPharma, Inc., dated December 9, 2013. Incorporated by reference to Exhibit 10.79 to Annual Report on Form 10-K/A filed with the SEC on February 6, 2014.

10.10	Distribution and Supply Agreement, dated as of January 20, 2014, by and between Advaxis, Inc. and Biocon, Limited. Incorporated by reference to Exhibit 10.7 to Quarterly Report on Form 10-Q filed with the SEC on March 17, 2014.

10.11	Exclusive License Agreement, dated March 19, 2014, by and between Advaxis, Inc. and Aratana Therapeutics, Inc. Incorporated by reference to Exhibit 10.1 to Quarterly Report on Form 10-Q filed with the SEC on June 10, 2014.

10.12	Clinical Trial Collaboration Agreement, dated July 21, 2014, by and between Advaxis, Inc. and MedImmune, LLC. Incorporated by reference to Exhibit 10.1 to Quarterly Report on Form 10-Q filed with the SEC on September 9, 2014.

10.13	5th Amendment to the Amended & Restated License Agreement, dated July 25, 2014, by and between Advaxis, Inc. and University of Pennsylvania. Incorporated by reference to Exhibit 10.2 to Quarterly Report on Form 10-Q filed with the SEC on September 9, 2014.

10.14	Amendment No. 2 to the Advaxis, Inc. 2011 Omnibus Incentive Plan, effective July 9, 2014. Incorporated by reference to Annex A to Current Report on Schedule 14A filed with the SEC on May 20, 2014.

10.15	Amended and Restated 2011 Omnibus Incentive Plan, dated September 8, 2014. Incorporated by reference to Exhibit 10.4 to Quarterly Report on Form 10-Q filed with the SEC on September 9, 2014.

10.16	Master Services Agreement for Technical Transfer and Clinical Supply, dated February 5, 2014, by and between Advaxis, Inc. and SynCo Bio Partners B.V. Incorporated by reference to Exhibit 10.1 to Current Report to Form 8-K filed with the SEC on February 11, 2014.

10.17	Clinical Trial Collaboration and Supply Agreement by and between Advaxis, Inc. and Merck & Co. dated August 22, 2014. Incorporated by reference to Exhibit 10.101 to Annual Report on Form 10-K filed with the SEC on January 6, 2015.

10.18	Co-Development and Commercialization Agreement between Advaxis, Inc. and Especificos Stendhal SA de CV dated February 3, 2016. Incorporated by reference to Exhibit 10.1 to Quarterly Report on Form 10-Q filed with the SEC on February 26, 2016.

10.19	2015 Incentive Plan of registrant. Incorporated by reference to Annex A to DEF 14A Proxy Statement filed with the SEC on April 7, 2015.

10.20	Amendment to the Advaxis, Inc. 2015 Incentive Plan. Incorporated by reference to Exhibit B to DEF 14A Proxy Statement filed with the SEC on February 11, 2016.

10.21	Amendment to the Advaxis, Inc. 2015 Incentive Plan. Incorporated by reference to Exhibit A to DEF 14A Proxy Statement filed with the SEC on February 10, 2017.

10.22	Amendment to the Advaxis, Inc. 2015 Incentive Plan. Incorporated by reference to Exhibit A to DEF 14A Proxy Statement filed with the SEC on March 20, 2020.

10.23	Sales Agreement, dated May 8, 2020, by and between Advaxis, Inc. and A.G.P./Alliance Global Partners. Incorporated by reference to Exhibit 1.1 to the Company’s Current Report on Form 8-K filed with the SEC on May 8, 2020).

10.24	Purchase Agreement, dated July 30, 2020, by and between Advaxis, Inc. and Lincoln Park Capital Fund, LLC. Incorporated by reference to Exhibit 10.1 to the Company’s Current Report on Form 8-K filed with the SEC on August 3, 2020).

10.25	Lease Agreement, dated March 25, 2021, by and between Advaxis, Inc. and Princeton Corporate Plaza, LLC. Incorporated by reference to Exhibit 10.1 to the Current Report on Form 8-K filed with the SEC on March 30, 2021.

10.26	Lease Termination and Surrender Agreement, dated March 26, 2021, by and between Advaxis, Inc. and 300 CR LLC. Incorporated by reference to Exhibit 10.2 to the Current Report on Form 8-K filed with the SEC on March 30, 2021.

10.27	Securities Purchase Agreement dated April 12, 2021, by and among Advaxis, Inc. and the purchasers identified on the signature pages thereto. Incorporated by reference to Exhibit 10.1 to the Current Report on Form 8-K filed with the SEC on April 12, 2021.

10.28	Form of Investor Agreement. Incorporated by reference to Exhibit 10.2 to the Current Report on Form 8-K filed with the SEC on April 12, 2021.

10.29	Amendment to the Advaxis, Inc. 2015 Incentive Plan, dated as of February 11, 2021. Incorporated by reference to Exhibit 10.1 to the Current Report on Form 8-K filed with the SEC on June 4, 2021.

10.30	Employment Agreement between Advaxis, Inc. and Kenneth A. Berlin, dated April 23, 2018. Incorporated by reference to Exhibit 10.1 to the Current Report on Form 8-K filed with the SEC on April 23, 2018.

10.31	Employment Agreement between Advaxis, Inc. and Andres Gutierrez, M.D., dated April 23, 2018. Incorporated by reference to Exhibit 10.33 to the Annual Report on Form 10-K/A filed with the SEC on February 26, 2021.

10.32	Termination Letter from Advaxis, Inc. to Biosight LTD., dated December 30, 2021, Incorporated by reference to Exhibit 10.1 to Current Report on Form 8-K filed with the SEC on December 30, 2021.

10.33	Form of Securities Purchase Agreement between Advaxis, Inc. and the investors thereto, dated January 27, 2022, Incorporated by reference to Exhibit 10.1 to Current Report on Form 8-K filed with the SEC on January 28, 2022.

10.34

Form of Registration Rights Agreement by and among Advaxis, Inc. and the investors named therein, Incorporated by reference to Exhibit 10.2 to Current Report on Form 8-K filed with the SEC on January 28, 2022.

23.1	Consent of Independent Registered Public Accounting Firm (filed herewith).

23.2	Consent of Morgan, Lewis & Bockius LLP (included in Exhibit 5.1) (to be filed by amendment).

24.1	Power of Attorney (included on signature page).

107	Filing Fee Exhibit (filed herewith).

(b) Financial Statement Schedules.

Schedules not listed above have been omitted because the information required to be set forth therein is not applicable or is shown in the financial statements or notes thereto.

Item 17. Undertakings

The undersigned registrant hereby undertakes:

(1) to file, during any period in which offers or sales are being made, a post-effective amendment to this registration statement: (i) to include any prospectus required by Section 10(a)(3) of the Securities Act; (ii) to reflect in the prospectus any facts or events arising after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement. Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the Commission pursuant to Rule 424(b) if, in the aggregate, the changes in volume and price represent no more than a 20% change in the maximum aggregate offering price set forth in the “Calculation of Registration Fee” table in the effective registration statement; and (iii) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement; provided, however, that paragraphs (i), (ii) and (iii) do not apply if the registration statement is on Form S-1 and the information required to be included in a post-effective amendment by those paragraphs is contained in reports filed with or furnished to the Commission by the registrant pursuant to Section 13 or Section 15(d) of the Securities Exchange Act of 1934 that are incorporated by reference in the registration statement, or is contained in a form of prospectus filed pursuant to Rule 424(b) that is part of the registration statement;

(2) that, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof;

(3) to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

(4) that, for the purpose of determining liability under the Securities Act to any purchaser: Each prospectus filed pursuant to Rule 424(b) as part of a registration statement relating to an offering, other than registration statements relying on Rule 430B or other than prospectuses filed in reliance on Rule 430A, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use; and

(5) that, for the purpose of determining liability of the registrant under the Securities Act to any purchaser in the initial distribution of the securities, the undersigned registrant undertakes that in a primary offering of securities of the undersigned registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned registrant will be a seller to the purchaser and will be considered to offer or sell such securities to such purchaser:

(a)	any preliminary prospectus or prospectus of the undersigned registrant relating to the offering required to be filed pursuant to Rule 424;

(b)	any free writing prospectus relating to the offering prepared by or on behalf of the undersigned registrant or used or referred to by the undersigned registrant;

(c)	the portion of any other free writing prospectus relating to the offering containing material information about the undersigned registrant or its securities provided by or on behalf of an undersigned registrant; and

(d)	any other communication that is an offer in the offering made by the undersigned registrant to the purchaser.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Princeton, Mercer County, State of New Jersey, on May 12, 2022.

Advaxis, Inc.

By:	/s/ Kenneth Berlin
Name:	Kenneth Berlin
Title:	President and Chief Executive Officer

Power of Attorney

We, the undersigned officers and directors of Advaxis, Inc., hereby severally constitute and appoint Kenneth Berlin, true and lawful attorney-in-fact and agent, acting alone, with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities, to sign any or all amendments (including post-effective amendments, exhibits thereto and other documents in connection therewith) to this registration statement on Form S-1 and all documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done to comply with the provisions of the Securities Act of 1933, as amended, and all requirements of the Securities and Exchange Commission, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their, his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Kenneth Berlin	President and Chief Executive Officer
Kenneth Berlin	(Principal Executive Officer)	May 12, 2022

/s/ Igor Gitelman	Interim Chief Financial Officer, Chief Accounting Officer, VP of Finance
Igor Gitelman	(Principal Financial and Accounting Officer)	May 12, 2022

/s/ David Sidransky
David Sidransky	Chairman of the Board	May 12, 2022

/s/ James P. Patton
James P. Patton	Vice Chairman of the Board	May 12, 2022

/s/ Roni A. Appel
Roni A. Appel	Director	May 12, 2022

/s/ Richard J. Berman
Richard J. Berman	Director	May 12, 2022

/s/ Samir N. Khleif
Samir N. Khleif	Director	May 12, 2022

13. FAIR VALUE

The authoritative guidance for fair value measurements defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or the most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Market participants are buyers and sellers in the principal market that are (i) independent, (ii) knowledgeable, (iii) able to transact, and (iv) willing to transact. The guidance describes a fair value hierarchy based on the levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

● Level 1 — Quoted prices in active markets for identical assets or liabilities.

● Level 2— Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or corroborated by observable market data or substantially the full term of the assets or liabilities.

● Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the value of the assets or liabilities.

The following table provides the assets and liabilities carried at fair value measured on a recurring basis as of October 31, 2021 and October 31, 2020:

October 31, 2021	Level 1	Level 2	Level 3	Total
Cash equivalents (money market funds)	$17,153	$-	$-	$17,153
Common stock warrant liability, warrants exercisable at $0.30 through September 2024	-	-	27	27
Common stock warrant liability, warrants exercisable at $0.70 through 5 years after the date such warrants become exercisable, if ever (Private Placement Warrants)	-	-	4,902	4,902
Total	$17,153	$-	$4,929	$22,082

October 31, 2020	Level 1	Level 2		Level 3	Total
Cash equivalents (money market funds)	$17,149		$-	$-	$17,149
Common stock warrant liability, warrants exercisable at $0.372 through September 2024	-		-	17	17
	$17,149	$		$17	$17,166

The following table sets forth a summary of the changes in the fair value of the Company’s warrant liabilities:

	Year Ended October 31,
	2021	2020
Beginning balance	$17	$19
Warrants issued	5,882	-
Warrant exercises	-	(2)
Change in fair value	(970)	-
Ending balance	$4,929	$17